Business Segments - Hotel Properties by Segment (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Segment Timeshare Entity Hotel	Dec. 31, 2013 Segment Timeshare Hotel Entity	Dec. 31, 2012 Hotel
Segment Reporting [Abstract]
Number of operating business segments	3	3
Number of wholly owned and leased hotels and resorts	118	118
Number of non-wholly owned hotel properties	3	3
Number of hotels of consolidated VIEs	3	3
Number of hotels owned or leased by unconsolidated joint ventures	27	30	32
Number of non-hotels owned by unconsolidated affiliates	1	1
Number of managed hotels	517	498
Number of franchised hotels	3,489	3,420
Number of timeshare properties	44	42